Note 20 - Operating Segments - Summary of Financial Information for the Reportable Segments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Net Interest Income (Loss)		$ 23,689,000	$ 20,620,000
Provision for Loan Losses		2,475,000	2,201,000
Net Interest Income (Loss) after Provision for Loan Losses		21,214,000	18,419,000
Insurance commissions		593,000	509,000
Income from bank-owned life insurance		89,000	83,000
Net gain on loans held for sale		12,500,000	6,881,000
Gain on the sale of SBA loans		310,000	1,147,000
Sale of securities available for sale		0	362,000
Loss on sales and write-downs of other real estate owned		0	(73,000)
Total Non-Interest Income		19,411,000	11,982,000
Salaries and employee benefits		20,137,000	15,538,000
Directors’ fees and expenses		286,000	252,000
Occupancy and equipment		1,904,000	1,621,000
Data processing		690,000	901,000
Professional fees		748,000	659,000
FDIC deposit insurance assessment		658,000	331,000
Advertising		568,000	351,000
Amortization of Intangible Assets		49,000	49,000
Other		2,220,000	1,385,000
Total Non-Interest Expense		27,260,000	21,087,000
Pretax Segment Profit		13,365,000	9,314,000
Noncontrolling Interest		2,448,000	418,000
Segment Assets		792,350,000	554,115,000
Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		3,103,000	2,499,000
Real Estate Sales Commissions [Member]
Non-interest revenue		298,000	170,000
Other Fees and Services Fees [Member]
Non-interest revenue		650,000	255,000
Loan Servicing Fee [Member]
Non-interest revenue		1,868,000	149,000
Quaint Oak Bank [Member]
Net Interest Income (Loss)	[1]	24,114,000	19,072,000
Provision for Loan Losses	[1]	2,475,000	2,201,000
Net Interest Income (Loss) after Provision for Loan Losses	[1]	21,639,000	16,871,000
Insurance commissions	[1]	593,000	509,000
Income from bank-owned life insurance	[1]	89,000	83,000
Net gain on loans held for sale	[1]	3,270,000
Gain on the sale of SBA loans	[1]	310,000	1,147,000
Sale of securities available for sale	[1]	0
Loss on sales and write-downs of other real estate owned		0	(73,000)
Total Non-Interest Income	[1]	5,660,000	7,440,000
Salaries and employee benefits	[1]	13,828,000	11,181,000
Directors’ fees and expenses	[1]	286,000	252,000
Occupancy and equipment	[1]	1,274,000	1,237,000
Data processing	[1]	690,000	901,000
Professional fees	[1]	668,000	511,000
FDIC deposit insurance assessment	[1]	658,000	331,000
Advertising	[1]	186,000	161,000
Amortization of Intangible Assets	[1]	49,000	49,000
Other	[1]	1,291,000	1,226,000
Total Non-Interest Expense	[1]	18,930,000	15,849,000
Pretax Segment Profit	[1]	8,369,000	8,462,000
Noncontrolling Interest		2,448,000	418,000
Segment Assets	[1]	757,688,000	537,276,000
Quaint Oak Bank [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		757,000	1,410,000
Quaint Oak Bank [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue	[1]	298,000	170,000
Quaint Oak Bank [Member] | Other Fees and Services Fees [Member]
Non-interest revenue	[1]	330,000	199,000
Quaint Oak Bank [Member] | Loan Servicing Fee [Member]
Non-interest revenue		13,000	149,000
Quaint Oak Bank, Mortgage [Member]
Net Interest Income (Loss)		(425,000)	1,548,000
Net Interest Income (Loss) after Provision for Loan Losses		(425,000)	1,548,000
Net gain on loans held for sale		9,230,000	3,397,000
Total Non-Interest Income		13,751,000	4,542,000
Salaries and employee benefits		6,309,000	4,357,000
Occupancy and equipment		630,000	384,000
Data processing		0	0
Professional fees		80,000	148,000
Advertising		382,000	190,000
Other		929,000	159,000
Total Non-Interest Expense		8,330,000	5,238,000
Pretax Segment Profit		4,996,000	852,000
Noncontrolling Interest		0	0
Segment Assets		34,662,000	16,839,000
Quaint Oak Bank, Mortgage [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		2,346,000	1,089,000
Quaint Oak Bank, Mortgage [Member] | Loan Servicing Fee [Member]
Non-interest revenue		$ 1,855,000	0
Mortgage Banking and Abstract Fees [Member]
Non-interest revenue			$ 2,499,000

[1]	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, QOB Properties, and Oakmont Capital Holdings, LLC.